STATE FARM MUTUAL FUND TRUST

Supplement dated October 27, 2016 to the Prospectus dated May 1, 2016 of State Farm Mutual Fund Trust for Class A, Class B, Premier and Legacy Class B shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

On page 8 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers —” is deleted and replaced with the following:

	Name	Title	Length of Service (Years)
Bridgeway	John Montgomery	Chief Investment Officer	Since 2006
	Elena Khoziaeva	Portfolio Manager	Since 2006
	Michael Whipple	Portfolio Manager	Since 2006
Rainier	Mark W. Broughton	Senior Equity Portfolio Manager	Since 2006
	Stacie Cowell	Senior Equity Portfolio Manager	Since 2014
	Michael D. Emery	Senior Equity Portfolio Manager	Since 2016

On page 85 of the Prospectus, the information in the chart and paragraph under “Portfolio Managers,” “Small/Mid Cap Equity Fund” and “Rainier Portfolio Managers” is deleted and replaced with the following:

Rainier Portfolio Managers

Portfolio Manager and Title with Rainier	Length of Service with Rainier	Business Experience During the past 5 years
Mark W. Broughton, CFA, Senior Equity Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Stacie Cowell, CFA, Senior Equity Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Michael D. Emery, CFA, Senior Equity Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Rainier’s segment of the Small/Mid Cap Equity Fund is team managed, with all members of Rainier’s U.S. Equity Portfolio Management team providing investment insight and analysis. With respect to Rainier’s portion of the Small/Mid Cap Equity Fund, Mr. Broughton and Mr. Emery are jointly and primarily responsible for developing and executing the Fund’s strategic vision, communication and investment framework. Mr. Broughton, Mr. Emery and Ms. Cowell are primarily responsible for the day-to-day management of Rainier’s portion of the Small/Mid Cap Equity Fund.

Effective on or about November 7, 2016, the following changes will be made to the Prospectus:

On page 43 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath Retirement Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016

Amy Whitelaw	Managing Director	Since 2010

Alan Mason	Managing Director	Since 2009

On page 49 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2020 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016

Amy Whitelaw	Managing Director	Since 2010

Alan Mason	Managing Director	Since 2009

On page 55 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2030 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016

Amy Whitelaw	Managing Director	Since 2010

Alan Mason	Managing Director	Since 2009

On page 61 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2040 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016

Amy Whitelaw	Managing Director	Since 2010

Alan Mason	Managing Director	Since 2009

On page 67 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2050 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016

Amy Whitelaw	Managing Director	Since 2010

Alan Mason	Managing Director	Since 2009

The three paragraphs immediately below the heading “MANAGING THE INVESTMENTS OF THE FUNDS,” “Portfolio Managers” and “LifePath Funds” on page 87 of the Prospectus are deleted and replaced with the following:

Matthew O’Hara, Alan Mason and Amy Whitelaw (the “LifePath Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the LifePath Funds, and the LifePath Portfolio Managers act collaboratively on all aspects concerning these Funds. The day-to-day portfolio management activities include, but are not limited to, investing cash inflows; coordinating with members of their team to focus on certain asset classes; implementing investment strategy; researching, reviewing and amending investment strategy; and overseeing members of his or her portfolio management team with more limited responsibilities.

Mr. O’Hara has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Mr. O’Hara is the global head of investment research for the Lifetime Asset Allocation Group. Mr. O’Hara has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since November of 2016.

Mr. Mason has been employed by BFA as Managing Director since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2009.

Ms. Whitelaw has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Ms. Whitelaw has been Head of Defined Contributions Portfolio Management at BFA since December 2009. Ms. Whitelaw has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2010.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6345j.3

STATE FARM MUTUAL FUND TRUST

Supplement dated October 27, 2016 to the Prospectus dated May 1, 2016 of State Farm Mutual Fund Trust for Class R-1, R-2 and R-3 shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

On page 6 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers —” is deleted and replaced with the following:

	Name	Title	Length of Service (Years)
Bridgeway	John Montgomery	Chief Investment Officer	Since 2006
	Elena Khoziaeva	Portfolio Manager	Since 2006
	Michael Whipple	Portfolio Manager	Since 2006
Rainier	Mark W. Broughton	Senior Equity Portfolio Manager	Since 2006
	Stacie Cowell	Senior Equity Portfolio Manager	Since 2014
	Michael D. Emery	Senior Equity Portfolio Manager	Since 2016

On pages 75-76 of the Prospectus, the information in the chart and paragraph under “Portfolio Managers,” “Small/Mid Cap Equity Fund” and “Rainier Portfolio Managers” is deleted and replaced with the following:

Rainier Portfolio Managers
Portfolio Manager and Title with Rainier	Length of Service with Rainier	Business Experience During the past 5 years
Mark W. Broughton, CFA, Senior Equity Portfolio Manager	More than 5 years	Portfolio manager of equity securities
Stacie Cowell, CFA, Senior Equity Portfolio Manager	More than 5 years	Portfolio manager of equity securities
Michael D. Emery, CFA, Senior Equity Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Rainier’s segment of the Small/Mid Cap Equity Fund is team managed, with all members of Rainier’s U.S. Equity Portfolio Management team providing investment insight and analysis. With respect to Rainier’s portion of the Small/Mid Cap Equity Fund, Mr. Broughton and Mr. Emery are jointly and primarily responsible for developing and executing the Fund’s strategic vision, communication and investment framework. Mr. Broughton, Mr. Emery and Ms. Cowell are primarily responsible for the day-to-day management of Rainier’s portion of the Small/Mid Cap Equity Fund.

Effective on or about November 7, 2016, the following changes will be made to the Prospectus:

On page 32 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath Retirement Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016
Amy Whitelaw	Managing Director	Since 2010
Alan Mason	Managing Director	Since 2009

On page 39 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2020 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016
Amy Whitelaw	Managing Director	Since 2010
Alan Mason	Managing Director	Since 2009

On page 45 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2030 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016
Amy Whitelaw	Managing Director	Since 2010
Alan Mason	Managing Director	Since 2009

On page 51 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2040 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016
Amy Whitelaw	Managing Director	Since 2010
Alan Mason	Managing Director	Since 2009

On page 56 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2050 Fund —”is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016
Amy Whitelaw	Managing Director	Since 2010
Alan Mason	Managing Director	Since 2009

The three paragraphs immediately below the heading “MANAGING THE INVESTMENTS OF THE FUNDS,” “Portfolio Managers” and “LifePath Funds” on page 77 of the Prospectus are deleted and replaced with the following:

Matthew O’Hara, Alan Mason and Amy Whitelaw (the “LifePath Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the LifePath Funds, and the LifePath Portfolio Managers act collaboratively on all aspects concerning these Funds. The day-to-day portfolio management activities include, but are not limited to, investing cash inflows; coordinating with members of their team to focus on certain asset classes; implementing investment strategy; researching, reviewing and amending investment strategy; and overseeing members of his or her portfolio management team with more limited responsibilities.

Mr. O’Hara has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Mr. O’Hara is the global head of investment research for the Lifetime Asset Allocation Group. Mr. O’Hara has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since November of 2016.

Mr. Mason has been employed by BFA as Managing Director since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2009.

Ms. Whitelaw has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Ms. Whitelaw has been Head of Defined Contributions Portfolio Management at BFA since December 2009. Ms. Whitelaw has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2010.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6344f.2

STATE FARM MUTUAL FUND TRUST

Supplement dated October 27, 2016 to the Prospectus dated May 1, 2016 of State Farm Mutual Fund Trust for Institutional shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

On page 6 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers —” is deleted and replaced with the following:

	Name	Title	Length of Service (Years)
Bridgeway	John Montgomery	Chief Investment Officer	Since 2006
	Elena Khoziaeva	Portfolio Manager	Since 2006
	Michael Whipple	Portfolio Manager	Since 2006
Rainier	Mark W. Broughton	Senior Equity Portfolio Manager	Since 2006
	Stacie Cowell	Senior Equity Portfolio Manager	Since 2014
	Michael D. Emery	Senior Equity Portfolio Manager	Since 2016

On page 70 of the Prospectus, the information in the chart and paragraph under “Portfolio Managers,” “Small/Mid Cap Equity Fund” and “Rainier Portfolio Managers” is deleted and replaced with the following:

Rainier Portfolio Managers
Portfolio Manager and Title with Rainier	Length of Service with Rainier	Business Experience During the past 5 years
Mark W. Broughton, CFA, Senior Equity Portfolio Manager	More than 5 years	Portfolio manager of equity securities
Stacie Cowell, CFA, Senior Equity Portfolio Manager	More than 5 years	Portfolio manager of equity securities
Michael D. Emery, CFA, Senior Equity Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Rainier’s segment of the Small/Mid Cap Equity Fund is team managed, with all members of Rainier’s U.S. Equity Portfolio Management team providing investment insight and analysis. With respect to Rainier’s portion of the Small/Mid Cap Equity Fund, Mr. Broughton and Mr. Emery are jointly and primarily responsible for developing and executing the Fund’s strategic vision, communication and investment framework. Mr. Broughton, Mr. Emery and Ms. Cowell are primarily responsible for the day-to-day management of Rainier’s portion of the Small/Mid Cap Equity Fund.

Effective on or about November 7, 2016, the following changes will be made to the Prospectus:

On page 34 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath Retirement Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016
Amy Whitelaw	Managing Director	Since 2010
Alan Mason	Managing Director	Since 2009

On page 40 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2020 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016
Amy Whitelaw	Managing Director	Since 2010
Alan Mason	Managing Director	Since 2009

On page 46 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2030 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016
Amy Whitelaw	Managing Director	Since 2010
Alan Mason	Managing Director	Since 2009

On page 52 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers of the LifePath 2040 Fund —” is deleted and replaced with the following:

Name	Title	Length of Service (Years)
Matthew O’Hara	Managing Director	Since 2016
Amy Whitelaw	Managing Director	Since 2010
Alan Mason	Managing Director	Since 2009

The three paragraphs immediately below the heading “MANAGING THE INVESTMENTS OF THE FUNDS,” “Portfolio Managers” and “LifePath Funds” on page 71-72 of the Prospectus are deleted and replaced with the following:

Matthew O’Hara, Alan Mason and Amy Whitelaw (the “LifePath Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the LifePath Funds, and the LifePath Portfolio Managers act collaboratively on all aspects concerning these Funds. The day-to-day portfolio management activities include, but are not limited to, investing cash inflows; coordinating with members of their team to focus on certain asset classes; implementing investment strategy; researching, reviewing and amending investment strategy; and overseeing members of his or her portfolio management team with more limited responsibilities.

Mr. O’Hara has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Mr. O’Hara is the global head of investment research for the Lifetime Asset Allocation Group. Mr. O’Hara has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since November of 2016.

Mr. Mason has been employed by BFA as Managing Director since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2009.

Ms. Whitelaw has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Ms. Whitelaw has been Head of Defined Contributions Portfolio Management at BFA since December 2009. Ms. Whitelaw has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2010.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-4683d.2

STATE FARM MUTUAL FUND TRUST

Supplement dated October 27, 2016 to the Statement of Additional Information dated May 1, 2016 of State Farm Mutual Fund Trust (the “SAI”).

Effective immediately, the following changes are made to the SAI:

Under PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED — Rainier as Sub-Adviser to the Small/Mid Cap Equity Fund on page 70-71 of the SAI, information regarding Andrea L. Durbin and James R. Margard is deleted and the following table is added:

*Michael D. Emery	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Asset in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	3	$316.8	-0-	-0-
Other Pooled Investment Vehicles	-0-	$-0-	-0-	-0-
Other Accounts	7	$229.1	-0-	-0-

*	Information is as of September 30, 2016

The two paragraphs on pages 82-83 under PORTFOLIO MANAGERS — Compensation — Rainier Portfolio Managers of the Small/Mid Cap Equity Fund are deleted and replaced with the following:

Rainier Portfolio Managers of the Small/Mid Cap Equity Fund. All Rainier portfolio managers receive a fixed base salary and certain portfolio managers may receive fixed bonuses. Portfolio managers who are owners of Rainier may receive distributions based on their relative ownership of Rainier.

Rainier has instituted a performance-based bonus program, which may provide for portfolio managers who are voting owners of Rainier to receive an annual bonus based on: (1) how each of the strategies the portfolio manager manages performs during the applicable year on a pre-tax basis in comparison to the performance of the applicable benchmark index (on a gross of fees basis) and peer group; (2) the portfolio manager’s overall contribution to the portfolio management team as determined by the Board of Directors of Rainier, based on the recommendation of Rainier’s Compensation Committee with input from the Chief Investment Officer and other members of the portfolio management team; and (3) the more general performance of Rainier. Portfolio managers who are not voting owners of Rainier also may have performance bonus components to their compensation depending on the circumstances. In these cases, the bonus would be determined based on generally similar criteria to those applicable to voting owners.

Effective on or about November 7, 2016, the following changes will be made to the SAI:

The tables under the heading PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED — BFA [BlackRock Fund Advisors] as Sub-Adviser to the State Farm LifePath Funds on page 75 of the SAI will be deleted in their entirety and replaced with the following:

LifePath Retirement Fund

	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	319	$704.4	0	0
Other Pooled Investment Vehicles	378	$490.5	0	0
Other Accounts	505	$471.0	0	0
Amy Whitelaw
Registered Investment Companies	35	$12.84	0	0
Other Pooled Investment Vehicles	82	$4.65	0	0
Other Accounts	749	$487.1	0	0
Matthew O’Hara*
Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath 2020 Fund

	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	319	$704.4	0	0
Other Pooled Investment Vehicles	378	$490.5	0	0
Other Accounts	505	$471.0	0	0
Amy Whitelaw
Registered Investment Companies	35	$12.84	0	0
Other Pooled Investment Vehicles	82	$4.65	0	0
Other Accounts	749	$487.1	0	0
Matthew O’Hara*
Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath 2030 Fund

	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	319	$704.4	0	0
Other Pooled Investment Vehicles	378	$490.5	0	0
Other Accounts	505	$471.0	0	0
Amy Whitelaw
Registered Investment Companies	35	$12.84	0	0
Other Pooled Investment Vehicles	82	$4.65	0	0
Other Accounts	749	$487.1	0	0
Matthew O’Hara*
Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath 2040 Fund

	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	319	$704.4	0	0
Other Pooled Investment Vehicles	378	$490.5	0	0
Other Accounts	505	$471.0	0	0
Amy Whitelaw
Registered Investment Companies	35	$12.84	0	0
Other Pooled Investment Vehicles	82	$4.65	0	0
Other Accounts	749	$487.1	0	0
Matthew O’Hara*
Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath 2050 Fund

	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	319	$704.4	0	0
Other Pooled Investment Vehicles	378	$490.5	0	0
Other Accounts	505	$471.0	0	0
Amy Whitelaw
Registered Investment Companies	35	$12.84	0	0
Other Pooled Investment Vehicles	82	$4.65	0	0
Other Accounts	749	$487.1	0	0
Matthew O’Hara*
Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

The last sentence in the paragraph under “PORTFOLIO MANAGERS — Compensation — Portfolio Manager Compensation Overview: Equity Index Funds and the LifePath Funds — Discretionary Incentive Compensation” on page 84 of the SAI will be deleted in its entirety and replaced with the following:

The performance of Ms. Whitelaw, Ms. Hsui, Ms. Aguirre and Messrs. Mason, O’Hara, Savage and Jue is not measured against a specific benchmark.

The last sentence in the sub-section “PORTFOLIO MANAGERS — Ownership of Securities” on page 85 of the SAI will be deleted in its entirety and replaced with the following:

For each portfolio manager except Mr. Emery and Mr. O’Hara, this information is current as of December 31, 2015, the end of the Funds’ most recent calendar year. The information for Mr. Emery is current as of March 31, 2016 whereas the information for Mr. O’Hara is current as of July 31, 2016.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.